Risk Management and Use of Derivative Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Not Designated as Hedging Instruments
Total derivatives, assets	$ 1,369	$ 2,384
Total derivatives, liability	(7,772)	(4,155)
Foreign Exchange Option [Member]
Derivatives Designated as Hedging Instruments
Derivative instruments in hedges assets at fair value	172	1,194
Derivative instruments in hedges liabilities at fair value	(2,361)
Interest Rate Cap [Member]
Derivatives Designated as Hedging Instruments
Derivative instruments in hedges assets at fair value	36
Interest Rate Swap [Member]
Derivatives Designated as Hedging Instruments
Derivative instruments in hedges liabilities at fair value	(5,411)	(4,155)
Credit Default Option [Member]
Derivatives Not Designated as Hedging Instruments
Derivative asset not designated as hedging instrument at fair value		29
Warrant [Member]
Derivatives Not Designated as Hedging Instruments
Derivative asset not designated as hedging instrument at fair value	$ 1,161	$ 1,161